SSGA Funds

One Iron Street

Boston, MA 02210

December 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	SSGA Funds (the “Trust”)

File Nos.: 033-19229 and 811-05430

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for the Trust, each dated December 29, 2021, do not differ from that contained in the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 20, 2021 (Accession #0001193125-21-362172).

If you have any questions, please contact me at (617) 662-8420.

Very truly yours,

/s/ David Barr
David Barr
Secretary